Shareholder's Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earning per share
Loss Attributable to Shareholder´s		R$ (118,754)	R$ (45,649)	R$ (60,708)
Weighted average number of ordinary shares outstanding	[1]	82,254,000	83,012,000	83,012,000
Effects of diluition of ordinary potential shares- weighted averaged		851,000	1,344,000
Basic erning (loss) per share - R$		R$ (1.44)	R$ (0.55)	R$ (0.73)
Diluted erning (loss) per share - R$		R$ (1.44)	R$ (0.55)	R$ (0.73)
Share based- compensation ("Long term Plan")
Earning per share
Effects of diluition of ordinary potential shares- weighted averaged	[2]	829,000	903,000
Share based - compensation ("Bonus IPO")
Earning per share
Effects of diluition of ordinary potential shares- weighted averaged	[2]		411
Share based plan Migrated Cogna to Vasta
Earning per share
Effects of diluition of ordinary potential shares- weighted averaged	[3]	22,000	30,000

[1]	The Company has not changed its number of voting rights since the IPO on July 31, 2020.
[2]	Refers to the share-based payments plans (“ILP”) and Bonus IPO.
[3]	Refers to the Cogna Plan migrated to the Vasta Plan as a result of the restructuring in 2020